Vanguard Emerging Markets Government Bond Index Fund Average Annual Total Returns - Institutional Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg USD Emerging Markets Government RIC Capped Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.11%	1.51%	4.21%
Bloomberg Global Aggregate Index ex USD (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.85%	(3.59%)	0.56%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.20%	1.39%	4.13%
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.43%	(0.82%)	2.00%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.13%	0.04%	2.21%